Supplementary cash flow information (Details) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
		Apr. 29, 2017	Jul. 31, 2017	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Non-cash investing activities
Sale of rigs and equipment				$ 0	$ 0	$ 0	$ 103,000,000
Proceeds from repayment of short-term loan from related parties due to Seadrill Partners insulation from Seadrill Limited				0	0	0	109,000,000
Derecognition of Sevan Developer newbuild asset				0	0	0	620,000,000
Derecognition of Sevan Developer construction obligation				0	0	0	(526,000,000)
Non-cash financing activities
Repayment of debt following sale of rigs and equipment		$ (103,000,000)		0	0	0	(103,000,000)
Repayment of debt following insulation of Seadrill Partners from Seadrill Limited				0	0	0	(109,000,000)
Dividend to non-controlling interests in VIEs				0	0	0	(14,000,000)
Sale of rigs and equipment		122,000,000		0	126,000,000	0	122,000,000
Loss on disposals	[1]			$ 0	$ 0	$ 0	245,000,000
Seadrill Partners LLC | $440 million facility | Secured Debt
Non-cash financing activities
Repayments of lines of credit							109,000,000
Debt, face amount							440,000,000
Disposal of Sevan Developer contract
Non-cash financing activities
Fair value of consideration received							0
Loss on disposals							$ 75,000,000
Drilling units | West Triton, West Mischief and West Resolute
Non-cash financing activities
Fair value of consideration received		225,000,000
Loss on disposals		$ 166,000,000
Drilling units | Disposal of Sevan Developer contract
Non-cash financing activities
Disposal group, including discontinued operation, property, plant and equipment			$ 620,000,000
Disposal group, including discontinued operation, construction payable			526,000,000
Disposal group, including discontinued operation, accrued liabilities			19,000,000
Loss on disposals			$ 75,000,000

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".